Group Information - Additional Information (Detail) - EUR (€)		12 Months Ended
	Sep. 16, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Oct. 01, 2021	Apr. 30, 2021
Disclosure of transactions between related parties [line items]
Convertible bonds			€ 26,145,982	[1]
Principal Amount Of Bonds		51,346,290	22,372,432
Increase In Share Premium		322,391,277	28,725,511	[1]		€ 321,788,878
Insurance Premium Used For Settlement Of Damages		3,646	3,510
Write-offs Of Receivables on Related Parties		0	0		€ 0
Allowance for Credit Losses for Receivables on Related Parties		0	0		0
Rightofuse assets total		4,848,142
Lease liabilities		5,055,498
Shareholders [Member]
Disclosure of transactions between related parties [line items]
Issuance Of New Convertible Bonds			18,094,427
Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Loans And Advances To Senior Management		0	0
Members of Senior Management [Member]
Disclosure of transactions between related parties [line items]
Key management personnel Post employment benefit expense		0	0		€ 0
Key management personnel pension or life insurance obligations		0	0
Convertible Bonds [Member]
Disclosure of transactions between related parties [line items]
Convertible bonds			26,145,982
Principal Amount Of Bonds			25,880,000
Issuance Of New Convertible Bonds							€ 20,550,000
Increase In Share Premium	€ 87,031,625
Redemption Of Notional Amount	38,430,000
Interest Costs Capitalised	€ 1,651,255
Interest Expense		2,385,328
Convertible Bonds [Member] | Shareholders [Member]
Disclosure of transactions between related parties [line items]
Convertible bonds			17,880,000
Interest Expense		€ 1,436,828	265,982
Convertible Bonds [Member] | Third Party Investors [Member]
Disclosure of transactions between related parties [line items]
Interest Expense			€ 214,427
New Convertible Note [Member]
Disclosure of transactions between related parties [line items]
Issuance Of New Convertible Bonds							€ 27,550,000

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.